TAXATION	12 Months Ended
Jun. 30, 2023
TAXATION
TAXATION

9.    TAXATION

The balances of income tax and minimum presumed income tax recoverable and payable are as follows:

	06/30/2023	06/30/2022	06/30/2021
Current assets
Income tax	9,444,898	1,647,398	990,881
	9,444,898	1,647,398	990,881
Non-current assets
Income tax	15,911	42,513	12,589
Minimum presumed income tax	375	1,899	—
	16,286	44,412	12,589

	06/30/2023	06/30/2022	06/30/2021
Liabilities
Income tax	509,034	7,538,764	7,452,891
	509,034	7,538,764	7,452,891

The roll forward of net deferred tax as of June 30, 2023, 2022 and 2021 is as follows:

	06/30/2023	06/30/2022	06/30/2021
Beginning of the year deferred tax	(24,994,569)	(22,421,125)	(14,164,930)
Additions for business combination	(6,335,717)	—	(777,622)
Charge for the year	2,380,157	1,031,836	(4,257,912)
Charge to OCI	712,458	2,645,997	(1,388,022)
Conversion difference	(234,712)	(6,251,277)	(1,832,639)
Total net deferred tax	(28,472,383)	(24,994,569)	(22,421,125)

The roll forward of deferred tax assets and liabilities as of June 30, 2023, 2022 and 2021 are as follows:

		Additions	Income
	Balance	for business	tax	Charge	Conversion	Balance
Deferred tax assets	06/30/2022	combination	provision	to OCI	difference	30/06/2023
Tax Loss-Carry Forward	2,683,161	10,369,053	4,052,151	—	(402,582)	16,701,783
Changes in fair value of financial assets or liabilities	113,029	—	(108,217)	—	(1,705)	3,107
Trade receivables	91,604	—	70,748	—	192,389	354,741
Allowances	654,260	—	175,692	—	(33,346)	796,606
Royalties	525,057	—	200,979	—	(2,953)	723,083
Others	2,500,218	—	1,713,497	—	(3,280)	4,210,435
Total deferred tax assets	6,567,329	10,369,053	6,104,850	—	(251,477)	22,789,755

		Additions	Income
	Balance	for business	tax	Charge	Conversion	Balance
Deferred tax liabilities	06/30/2022	combination	provision	to OCI	difference	30/06/2023
Intangible assets	(13,664,699)	(16,601,120)	1,399,616	—	67,236	(28,798,967)
Property, plant and equipment depreciation	(14,190,560)	(103,650)	37,949	712,458	(76,348)	(13,620,151)
Inflation tax adjustment	(1,607,912)	—	1,015,276	—	25,877	(566,759)
Inventories	(1,538,310)	—	(4,441,468)	—	—	(5,979,778)
Government grants	(2,215)	—	2,215	—	—	—
Others financial assets	(402,390)	—	(1,748,016)	—	—	(2,150,406)
Right-of-use leased asset	(113,994)	—	(6,446)	—	—	(120,440)
Others	(41,818)	—	16,181	—	—	(25,637)
Total deferred tax liabilities	(31,561,898)	(16,704,770)	(3,724,693)	712,458	16,765	(51,262,138)

Net deferred tax	(24,994,569)	(6,335,717)	2,380,157	712,458	(234,712)	(28,472,383)

			Transfer
			from
		Income	deferred
	Balance	tax	tax	Charge	Conversion	Balance
Deferred tax assets	06/30/2021	provision	liabilities	to OCI	difference	06/30/2022
Tax Loss-Carry Forward	3,226,305	(553,702)	—	—	10,558	2,683,161
Changes in fair value of financial assets or liabilities	89,574	2,917	—	—	20,538	113,029
Trade receivables	609,913	(670,808)	—	—	152,499	91,604
Allowances	—	—	654,260	—	—	654,260
Royalties	485,426	(83,220)	—	—	122,851	525,057
Others	1,552,370	659,511	—	—	288,337	2,500,218
Total deferred tax assets	5,963,588	(645,302)	654,260	—	594,783	6,567,329

			Transfer
			from
		Income	deferred
	Balance	tax	tax	Charge	Conversion	Balance
	06/30/2021	provision	assets	to OCI	difference	06/30/2022
Intangible assets	(10,624,621)	(599,428)	—	—	(2,440,650)	(13,664,699)
Property, plant and equipment	(12,632,296)	(1,149,988)	—	2,645,997	(3,054,273)	(14,190,560)
Inflation tax adjustment	(2,682,172)	1,744,722	—	—	(670,462)	(1,607,912)
Allowances	(78,076)	687,155	(654,260)	—	45,181	—
Inventories	(1,821,524)	872,120	—	—	(588,906)	(1,538,310)
Biological assets	(229,296)	287,329	—	—	(58,033)	—
Government grants	(3,179)	1,768	—	—	(804)	(2,215)
Others financial assets	(276,800)	(55,050)	—	—	(70,540)	(402,390)
Right-of-use leased asset	(32,651)	(73,770)	—	—	(7,573)	(113,994)
Others	(4,098)	(37,720)	—	—	—	(41,818)
Total deferred tax liabilities	(28,384,713)	1,677,138	(654,260)	2,645,997	(6,846,060)	(31,561,898)

Net deferred tax	(22,421,125)	1,031,836	—	2,645,997	(6,251,277)	(24,994,569)

				Transfer
				from
		Additions	Income	deferred
	Balance	for business	tax	tax	Charge	Conversion	Balance
Deferred tax assets	06/30/2020	combination	provision	liabilities	to OCI	difference	06/30/2021
Tax Loss-Carry Forward	2,362,657	—	982,329	—	—	(118,681)	3,226,305
Changes in fair value of financial assets or liabilities	41,183	—	51,037	—	—	(2,646)	89,574
Trade receivables	1,068,054	—	138,438	—	—	(596,579)	609,913
Royalties	245,140	—	214,493	—	—	25,793	485,426
Right-of-use leased asset	5,424	—	(38,793)	32,651	—	718	—
Others	813,294	370,556	(427,433)	—	—	795,953	1,552,370
Total deferred tax assets	4,535,752	370,556	920,071	32,651	—	104,558	5,963,588

				Transfer
				from
		Additions	Income	deferred
	Balance	for business	tax	tax	Charge	Conversion	Balance
Deferred tax liabilities	06/30/2020	combination	provision	assets	to OCI	difference	06/30/2021
Intangible assets	(6,839,112)	(882,434)	(2,188,663)	—	—	(714,412)	(10,624,621)
Property, plant and equipment	(9,365,882)	(537,922)	(357,614)	—	(1,388,022)	(982,856)	(12,632,296)
Borrowings	(7,930)	—	8,797	—	—	(867)	—
Inflation tax adjustment	(2,032,078)	73,755	(527,654)	—	—	(196,195)	(2,682,172)
Allowances	(209,490)	201,969	(46,622)	—	—	(23,933)	(78,076)
Inventories	(237,258)	(3,546)	(1,561,687)	—	—	(19,033)	(1,821,524)
Biological assets	—	—	(229,296)	—	—	—	(229,296)
Government grants	(3,939)	—	1,174	—	—	(414)	(3,179)
Others financial assets	—	—	(277,841)	—	—	1,041	(276,800)
Right-of-use leased asset	—	—	—	(32,651)	—	—	(32,651)
Others	(4,993)	—	1,423	—	—	(528)	(4,098)
Total deferred tax liabilities	(18,700,682)	(1,148,178)	(5,177,983)	(32,651)	(1,388,022)	(1,937,197)	(28,384,713)

Net deferred tax	(14,164,930)	(777,622)	(4,257,912)	—	(1,388,022)	(1,832,639)	(22,421,125)

The following table provides a reconciliation of the statutory tax rate to the effective tax rate. As the operations of the Group’s Argentine subsidiaries are the most significant source of profit or loss before tax, the following reconciliation has been prepared using the Argentine statutory tax rate:

	06/30/2023	06/30/2022	06/30/2021
Earnings before income tax-rate	19,105,947	14,063,630	10,530,548
Income tax benefit (expense) by applying tax rate in force in the respective countries	1,331,544	(9,166,026)	(8,481,737)
Share of profit or loss of subsidiaries, joint ventures and associates	241,301	440,944	274,877
Stock options charge	(558,026)	(50,163)	(58,248)
Rate change adjustment	—	—	(1,780,962)
Non-deductible expenses	(371,316)	(303,518)	(365,350)
Non-taxable gain	—	—	557,911
Foreign investment coverage	—	510,487	390,170
Tax inflation adjustment	7,920,895	1,826,488	(2,182,988)
Result of inflation effect on monetary items and other finance results	(8,120,822)	(10,669,710)	(3,181,733)
Others	625,076	(561,036)	476,890
Income tax expenses	1,068,652	(17,972,534)	(14,351,170)

The Group did not recognize deferred income tax liabilities of $2,105,753, $3,466,195, $2,497,033 as of June 30, 2023, 2022 and 2021, respectively, related to their investments in foreign subsidiaries, associates and joint ventures. In addition, the withholdings and/or similar taxes paid at source may be creditable against the Group’s potential final tax liability.

Principal statutory taxes rates in the countries where the Group operates for all of the years presented are:

	Income tax rate
Tax jurisdiction	2023	2022	2021
Argentina	25% - 35%	25% - 35%	30%
Cayman Island	0%	0%	0%
Paraguay	10%	10%	10%
Uruguay	25%	25%	25%
France	25%	25%	26.5%
Brazil	34%	34%	34%
United States of America	21%	21%	21%

	06/30/2023	06/30/2022	06/30/2021
Current tax expense	(1,311,505)	(19,004,370)	(10,093,258)
Deferred tax	2,380,157	1,031,836	(4,257,912)
Total	1,068,652	(17,972,534)	(14,351,170)

The charge for income tax charged directly to profit or loss and the amount and expiry date of carry forward tax losses as of June 30, 2023 are as follows:

Fiscal year	Tax-Loss Carry forward	Tax-Loss Carry forward	Prescription	Tax jurisdiction
2018	57,812	17,344	2023	Argentina
2019	61,535	15,384	2024	Argentina
2020	396,746	99,187	2025	Argentina
2020	223,999	47,040	2040	United States of America
2021	2,017,350	584,306	2026	Argentina
2021	511,839	107,486	2041	United States of America
2022	1,330,799	365,283	2027	Argentina
2022	1,072,159	225,154	2042	United States of America
2023	11,457,538	3,782,248	2028	Argentina
2023	51,574,868	10,830,722	2043	United States of America
2023	1,845,968	627,629	2028	Brazil
Total	70,550,613	16,701,783

The amount of tax losses for the fiscal year ended on June 30, 2023 is an estimate of the amount to be presented in the tax return.

The amount and expiry date of unused tax credits of Argentina minimum presumed income tax as of June 30, 2023 amounted to $0.4 million that corresponds to fiscal year 2016 and will expired on 2026.

Estimates

There is an inherent material uncertainty related to management’s estimation of the ability of the Group to use the deferred tax assets (both carryforward of unused tax losses and deductible temporary differences) and the credit of minimum presumed income tax because their future utilization depends on the generation of enough future taxable income by the entities within the Group during the periods in which those temporary differences are deductible or when the unused tax losses can be used.

Based on the projections of future taxable income for the periods in which the deferred tax assets are deductible, the Group’s management estimates that, except for the part of deferred tax asset that were unrecognized, it is probable that the entities within the Group can utilize those deferred tax assets, which depends, among other factors, on the success of the current projects of agricultural biotechnology, the future market price of commodities and the market share of the entities within the Group.

The estimates of management about the demonstrability of the recognition criteria for these deferred tax assets and their subsequent recoverability represent the best estimate that can be made based on all the available evidence, existing facts and circumstances and the use of reasonable and supportable assumptions in the projections of future taxable income. Therefore, the Consolidated financial statements do not include adjustments that could result if the entities within the Group would not be able to recover the deferred tax assets through the generation of enough future taxable income.